Net exchange-rate differences - Summary of Net exchange-rate differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Exchange Rate Differences [Abstract]
Other operating income and (expenses), net (Note 9)	$ (2,061)	$ (2,991)	$ (3,776)
Finance income and expenses (Note 10)	14,306	7,825	13,112
Exchange-rate differences—net	$ 12,245	$ 4,834	$ 9,336